Divestitures	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Divestitures
Note 7: Divestitures
In June 2023, the Company sold a majority interest in its Elite business, a provider of financial and practice management solutions to law firms, to TPG, a global alternative asset management firm, for proceeds of $418 million. The Company retained a 19.9% minority interest in the business with board representation and accounts for its interest using the equity method of accounting (see note 9).

The consideration received and the net assets disposed in the transaction were as follows:

Year ended December 31,

2023
Consideration received - cash and cash equivalents	418
Trade and other receivables	(51)
Prepaid expenses and other current assets	(13)
Computer software	(36)
Goodwill	(104)
Other non-current assets	(2)
Total assets	(206)
Payables, accruals and provisions	11
Deferred revenue	49
Total liabilities	60
Net assets disposed	(146)
Opening balance 19.9% equity investment in Elite	87
Other	(17)
Gain on sale before income tax	342